Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Schedule of Disaggregates the Company’s Revenues

The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Sales of products	$1,331,218	$4,888,968	$3,985,773
POC contracts and related services	10,000	1,189,985	45,330

	$1,341,218	$6,078,953	$4,031,103